BORROWINGS - Borrowings Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 22,399	$ 10,866
Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	2,621	1,228
Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings	5,860	5,748
Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	13,918	$ 3,890
Principal repayments
Disclosure of detailed information about borrowings [line items]
Borrowings	22,892
Principal repayments | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	2,666
Principal repayments | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings	5,964
Principal repayments | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	14,262
Principal repayments | 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	1,167
Principal repayments | 2020 | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	268
Principal repayments | 2020 | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings	513
Principal repayments | 2020 | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	386
Principal repayments | 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	868
Principal repayments | 2021 | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	113
Principal repayments | 2021 | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings	346
Principal repayments | 2021 | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	409
Principal repayments | 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	1,427
Principal repayments | 2022 | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	522
Principal repayments | 2022 | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings	608
Principal repayments | 2022 | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	297
Principal repayments | 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	1,119
Principal repayments | 2023 | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	135
Principal repayments | 2023 | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings	720
Principal repayments | 2023 | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	264
Principal repayments | 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	2,947
Principal repayments | 2024 | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	1,364
Principal repayments | 2024 | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings	484
Principal repayments | 2024 | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	1,099
Principal repayments | Thereafter
Disclosure of detailed information about borrowings [line items]
Borrowings	15,364
Principal repayments | Thereafter | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	264
Principal repayments | Thereafter | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings	3,293
Principal repayments | Thereafter | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	11,807
Deferred financing costs and other
Disclosure of detailed information about borrowings [line items]
Borrowings	(493)
Deferred financing costs and other | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	(45)
Deferred financing costs and other | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings	(104)
Deferred financing costs and other | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	$ (344)